Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Schedule of Inventories
	December 31, 2017		December 31, 2016
	RMB	US$	RMB
Raw materials	19,626	3,016	21,463
Work-in-progress	1,277	196	1,072
Finished goods	9,195	1,413	6,796
Consumables and spare parts	600	94	602
Allowance for obsolescence	(6,120)	(941)	(4,780)
	24,578	3,778	25,153